Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Disciplined Value Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Disciplined Value Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Disciplined Value Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Value Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund - Class A | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class A | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class A | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class A | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class A | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Disciplined Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Disciplined Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Disciplined Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Disciplined Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Disciplined Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Disciplined Value Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Value Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Disciplined Value Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Disciplined Value Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Value Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund - Class C | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class C | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class C | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Class C | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Disciplined Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Disciplined Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Disciplined Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Disciplined Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Disciplined Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Disciplined Value Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Value Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Disciplined Value Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Disciplined Value Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Disciplined Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Disciplined Value Fund - Institutional Class | Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Institutional Class | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Institutional Class | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Disciplined Value Fund - Institutional Class | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Institutional Class | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Disciplined Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Columbia Disciplined Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Disciplined Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Disciplined Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Disciplined Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Disciplined Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Disciplined Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Disciplined Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Disciplined Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Disciplined Value Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Columbia Disciplined Value Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%